Other liabilities and tax payable - taxes payable by due date (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Tax liabilities	€ 122	€ 203	€ 348	€ 180
Tax liabilities	278	149	€ 314	€ 219
Tax liabilities(1)	400	352
Due between one and five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Tax liabilities	276	149
Due beyond five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Tax liabilities	€ 2	€ 0